Income taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets:
Net loss carry forwards	$ 218,323	$ 211,738
Intangible assets	4,629	4,008
Property, plant and equipment	17,155	15,518
Warranty liability	4,752	3,342
Foreign tax credits	620	620
Inventory	1,631	2,306
Research and development	6,316	6,107
Other	10,592	13,618
Total gross deferred income tax assets	264,018	257,257
Valuation allowance	(261,878)	(255,328)
Total deferred income tax assets	2,140	1,929
Deferred income tax liabilities:
Intangible assets	(430)	(1,756)
Property, plant and equipment	(22)	(61)
Other	(2,798)	(2,628)
Total deferred income tax liabilities	(3,250)	(4,445)
Total net deferred income tax liabilities	(1,110)	(2,516)
Allocated as follows:
Total net deferred income tax liabilities	$ (1,110)	$ (2,516)